Trade and other receivables	6 Months Ended
Jun. 30, 2025
Trade and other receivables
Trade and other receivables

4.Trade and other receivables

	As of	As of
	December 31,	June 30,
	2024	2025
Trade receivables, gross	12	10,549
Less: allowance for credit losses	—	(3,515)
Trade receivables, net	12	7,034

Prepaid media costs	—	5,260
Rebate receivables	—	510
Deposits	196	1,212
Prepayments	137	3,208
Loans receivable	—	4,830
Interest receivables	11	15
VAT recoverable	—	821
Others	—	202
	356	23,092

Less: non-current rental deposits	—	(501)
	356	22,591

Trade receivables are non-interest bearing and are generally on 30-90 days (December 31, 2024:30 days) credit terms.